Investor A, Institutional [Member] Investment Objectives and Goals - Investor A, Institutional - BLACKROCK LIFEPATH INDEX RETIREMENT FUND	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock LifePath® Index Retirement Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock LifePath® Index Retirement Fund (“LifePath Index Retirement Fund” or the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index Retirement Fund will be broadly diversified across global asset classes.